Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Commitments	$ 406.7	$ 506.6
Other guarantees	0.4	0.5
Capital Expenditure Authorized [Member]
Long-term Purchase Commitment [Line Items]
Commitments	27.7	59.7
Capital Expenditure Authorized [Member] | South Africa [Member] | Kloof Division [Member]
Long-term Purchase Commitment [Line Items]
Commitments	178.7	229.5
Capital Expenditure Authorized [Member] | South Africa [Member] | Driefontein Division [Member]
Long-term Purchase Commitment [Line Items]
Commitments	134.1	171.5
Capital Expenditure Authorized [Member] | South Africa [Member] | Beatrix Division [Member]
Long-term Purchase Commitment [Line Items]
Commitments	93.3	104.8
Capital Expenditure Authorized [Member] | Other Countries [Member]
Long-term Purchase Commitment [Line Items]
Commitments	$ 0.6	$ 0.8